Business Combinations - Narrative (Details) - USD ($)							1 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Nov. 01, 2021	Jan. 15, 2021	Dec. 11, 2020	Oct. 28, 2020	Jun. 22, 2020	Jun. 01, 2020	Mar. 31, 2021	Jun. 21, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Feb. 17, 2021	Mar. 02, 2020	Feb. 09, 2020
Business Acquisition [Line Items]
Goodwill									$ 52,711,000	$ 96,314,000	$ 52,711,000			$ 0
Contingent earnout expense								$ 0	0	11,337,000
Contingent earnout expense not yet settled								$ 0	0	448,000
Notes payable to sellers									1,827,000	1,000,000	1,827,000
Adcole
Business Acquisition [Line Items]
Percent of ownership acquired													100.00%
Goodwill													$ 21,525,000
DSS
Business Acquisition [Line Items]
Percent of ownership acquired						100.00%
Number of units acquired (in shares)						1,000,000
Measurement period adjustment - acquisition										(85,000)
Goodwill						$ 3,899,000				3,900,000
MIS
Business Acquisition [Line Items]
Percent of ownership acquired					100.00%
Number of units acquired (in shares)					2,615,726
Measurement period adjustment - acquisition										(512,000)
Goodwill					$ 14,808,000					14,800,000
Earnout amount per dollar of acquiree revenue (in dollars per share)											1.50
Earnout amount											40,000,000.0
Contingent earnout not to exceed									15,000,000.0		15,000,000.0
Contingent earnout, not less than									$ 0		$ 0
Fair value of contingent earnout										11,500,000
MIS | Cash Consideration
Business Acquisition [Line Items]
Contingent earnout expense										2,200,000
MIS | Equity Consideration
Business Acquisition [Line Items]
Contingent earnout expense										9,300,000
Roccor
Business Acquisition [Line Items]
Percent of ownership acquired				100.00%
Number of units acquired (in shares)				1,564,531
Measurement period adjustment - acquisition										(684,000)
Goodwill				$ 6,041,000						6,000,000.0
Fair value of contingent earnout				600,000
Contingent earnout expense not yet settled										500,000
Funds held in escrow				500,000
Fair value of revenue variance				400,000
Escrow amount				100,000
Escrow amount paid to sellers							$ 100,000
Roccor | Earnout Scenario One
Business Acquisition [Line Items]
Contingent earnout, not less than				0
Contingent earnout amount, threshold one				30,000,000.0
Roccor | Earnout Scenario Two
Business Acquisition [Line Items]
Contingent earnout amount, median				1,000,000.0
Contingent earnout amount, threshold two				30,000,000.0
Contingent earnout amount, threshold three				40,000,000.0
Notes payable to sellers										1,000,000.0
Roccor | Earnout Scenario Three
Business Acquisition [Line Items]
Contingent earnout not to exceed				2,000,000.0
Contingent earnout amount, threshold three				$ 40,000,000.0
LoadPath
Business Acquisition [Line Items]
Percent of ownership acquired			100.00%
Number of units acquired (in shares)			800,000
Measurement period adjustment - acquisition										(1,427,000)
Goodwill			$ 3,386,000							3,400,000
Oakman
Business Acquisition [Line Items]
Percent of ownership acquired		100.00%
Number of units acquired (in shares)		1,000,000
Measurement period adjustment - acquisition										1,917,000
Goodwill		$ 8,783,000
DPSS
Business Acquisition [Line Items]
Percent of ownership acquired												100.00%
Measurement period adjustment - acquisition										350,000
Goodwill										$ 11,300,000		$ 11,254,000
Techshot
Business Acquisition [Line Items]
Percent of ownership acquired	100.00%
Number of units acquired (in shares)	3,029,596
Goodwill	$ 26,521,000